Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Customer Concentration Risk [Member] Sales [Member] Customer	Dec. 31, 2012 Customer Concentration Risk [Member] Sales [Member] Customer	Dec. 31, 2013 Supplier Concentration Risk [Member] Accounts Payable [Member] Supplier	Dec. 31, 2012 Supplier Concentration Risk [Member] Accounts Payable [Member] Supplier	Dec. 31, 2013 Supplier Concentration Risk [Member] Cost of Goods, Product Line [Member] Supplier	Dec. 31, 2012 Supplier Concentration Risk [Member] Cost of Goods, Product Line [Member] Supplier	Dec. 31, 2012 SWK Technologies [Member]	Dec. 31, 2009 SWK Technologies [Member]
Summary of Significant Accounting Policies (Textual)
Stock issued during period, shares, new issues												25
Equity method investment, ownership percentage												20.00%
Stock issued during period, value, new issues												$ 150,000
Shares received											25
Exchange of shares of swk for shares of silver sun technologies, inc (in Shares)											22,664,678
Exchange of shares of swk for shares of silver sun technologies, inc											612,000
Shares issued, Price per share											$ 0.027
Number of customer					10	10
Concentration risk, Percentage					19.00%	17.00%	52.00%	43.00%	31.00%	47.00%
Revenues					3,159,000	2,262,000
Number of supplier							1	1	1	1
Estimated useful lives			5 years	7 years
Impairment of intangible assets, Finite-lived	$ 0	$ 0